Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Revenue generated	¥ 29,564	¥ 26,933	¥ 5,222
Amount due from related parties		32,270		$ 2,776	¥ 19,323
Due to Related Parties, Current		13,994		$ 976	6,796
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties		19,571			17,218
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	655,614	518,299	351,482
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	92,887	79,182	13,052
Alibaba Group Holding Limited [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	21,539	23,698	5,105
Amount due from related parties		19,571			17,218
Ahead (Shanghai) Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties		11,058			0
Ahead (Shanghai) Trade Co., Ltd [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	4	10	117
Ahead (Shanghai) Trade Co., Ltd [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid	298	666	1,591
Amounts due from BCJ [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1,573			0
Amounts due from BCJ [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Revenue generated	2,700	3,157	0
Amount due from related parties		1,573
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties		11,058			0
Beijing Pengtai Baozun Ecommerce Co Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		13,994			0
Beijing Pengtai Baozun Ecommerce Co Ltd [Member] | Purchase of Product [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		13,994	0		0
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties		0			832
Beijing Pengtai Interactive Advertising Co Ltd [Member] | I T Service [Member]
Related Party Transaction [Line Items]
Revenue generated	4,053	0	0
Amount due from related parties					832
Shanghai Misako Ecommerce Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties		68			1,273
Shanghai Misako Ecommerce Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	1,239	68	0
Amount due from related parties		68			1,273
A J (Hangzhou) Network Technology Company Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		0			887
A J (Hangzhou) Network Technology Company Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	29	0	0
A J (Hangzhou) Network Technology Company Limited [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid	245	0	0
Due to Related Parties, Current					887
Hangzhou Juxi Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		0			5,909
Hangzhou Juxi Technology Co., Ltd [Member] | Outsourcing Labor Cost [Member]
Related Party Transaction [Line Items]
Fees paid	¥ 7,326	¥ 0	¥ 0
Due to Related Parties, Current					¥ 5,909